Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

CONTACT INFORMATION

Depositor	HSI Asset Securitization Corporation
452 Fifth Avenue
New York, New York 10018

Trustee	Deutsche Bank National Trust Company
1761 East St. Andrew Place
Santa Ana, CA 92705

Master Servicer	CitiMortgage, Inc.
4000 Regent Blvd., 3rd Floor
Irving, TX 75063

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	10

Standard Prepayment and Default Information	13

Credit Enhancement	14

Distribution Waterfall Detail	15

Other Information	17

Loan Level Detail	19

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citi.com	Agency and Trust
	Tel: (212) 816-6464	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	438,787,000.00	385,239,671.45	5.460000%	33 / 360	07/25 - 08/26	1,928,124.56	10,380,457.79	12,308,582.35	0.00	0.00	374,859,213.66
IIA1	105,043,000.00	84,419,786.85	5.370000%	33 / 360	07/25 - 08/26	415,556.40	4,004,697.26	4,420,253.66	0.00	0.00	80,415,089.59
IIA2	24,118,000.00	24,118,000.00	5.430000%	33 / 360	07/25 - 08/26	120,047.35	0.00	120,047.35	0.00	0.00	24,118,000.00
IIA3	40,466,000.00	40,466,000.00	5.470000%	33 / 360	07/25 - 08/26	202,903.27	0.00	202,903.27	0.00	0.00	40,466,000.00
IIA4	6,266,000.00	6,266,000.00	5.540000%	33 / 360	07/25 - 08/26	31,820.84	0.00	31,820.84	0.00	0.00	6,266,000.00
M1	35,013,000.00	35,013,000.00	5.550000%	33 / 360	07/25 - 08/26	178,128.64	0.00	178,128.64	0.00	0.00	35,013,000.00
M2	24,898,000.00	24,898,000.00	5.590000%	33 / 360	07/25 - 08/26	127,581.50	0.00	127,581.50	0.00	0.00	24,898,000.00
M3	15,173,000.00	15,173,000.00	5.630000%	33 / 360	07/25 - 08/26	78,305.32	0.00	78,305.32	0.00	0.00	15,173,000.00
M4	14,005,000.00	14,005,000.00	5.700000%	33 / 360	07/25 - 08/26	73,176.13	0.00	73,176.13	0.00	0.00	14,005,000.00
M5	13,227,000.00	13,227,000.00	5.710000%	33 / 360	07/25 - 08/26	69,232.32	0.00	69,232.32	0.00	0.00	13,227,000.00
M6	10,504,000.00	10,504,000.00	5.780000%	33 / 360	07/25 - 08/26	55,653.69	0.00	55,653.69	0.00	0.00	10,504,000.00
M7	10,504,000.00	10,504,000.00	6.270000%	33 / 360	07/25 - 08/26	60,371.74	0.00	60,371.74	0.00	0.00	10,504,000.00
M8	5,447,000.00	5,447,000.00	6.870000%	33 / 360	07/25 - 08/26	34,302.48	0.00	34,302.48	0.00	0.00	5,447,000.00
M9	10,504,000.00	10,504,000.00	7.567827%	33 / 360	07/25 - 08/26	75,296.17	0.00	75,296.17	0.00	0.00	10,504,000.00
M10	9,337,000.00	9,337,000.00	7.567827%	33 / 360	07/25 - 08/26	71,210.19	0.00	71,210.19	0.00	0.00	9,337,000.00
P	100.00	100.00	0.000000%	30 / 360		236,640.46	0.00	236,640.46	0.00	0.00	100.00
X	14,783,741.00	14,783,440.95	1.009594%	30 / 360		1,647,617.30	0.00	1,647,617.30	0.00	0.00	14,783,440.95
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	778,075,841.00	703,904,999.25				5,405,968.36	14,385,155.05	19,791,123.41	0.00	0.00	689,519,844.20

Reports Available at www.sf.citidirect.com	Page 2 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
P	40431JAR4	07/31/2007	1,000.000000	2,366,404.600000	0.000000	2,366,404.600000	0.000000	0.000000	1,000.000000
X	40431JAS2	07/31/2007	999.979704	111.447928	0.000000	111.447928	0.000000	0.000000	999.979704
R	40431JAT0	07/31/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

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Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Interest Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	385,239,671.45	5.46000%	5.64500%	33 / 360	1,928,124.56	0.00	0.00	0.00	1,928,124.56	0.00	1,928,124.56	0.00
IIA1	84,419,786.85	5.37000%	5.55500%	33 / 360	415,556.40	0.00	0.00	0.00	415,556.40	0.00	415,556.40	0.00
IIA2	24,118,000.00	5.43000%	5.61500%	33 / 360	120,047.35	0.00	0.00	0.00	120,047.35	0.00	120,047.35	0.00
IIA3	40,466,000.00	5.47000%	5.65500%	33 / 360	202,903.27	0.00	0.00	0.00	202,903.27	0.00	202,903.27	0.00
IIA4	6,266,000.00	5.54000%	5.72500%	33 / 360	31,820.84	0.00	0.00	0.00	31,820.84	0.00	31,820.84	0.00
M1	35,013,000.00	5.55000%	5.73500%	33 / 360	178,128.64	0.00	0.00	0.00	178,128.64	0.00	178,128.64	0.00
M2	24,898,000.00	5.59000%	5.77500%	33 / 360	127,581.50	0.00	0.00	0.00	127,581.50	0.00	127,581.50	0.00
M3	15,173,000.00	5.63000%	5.81500%	33 / 360	78,305.32	0.00	0.00	0.00	78,305.32	0.00	78,305.32	0.00
M4	14,005,000.00	5.70000%	5.88500%	33 / 360	73,176.13	0.00	0.00	0.00	73,176.13	0.00	73,176.13	0.00
M5	13,227,000.00	5.71000%	5.89500%	33 / 360	69,232.32	0.00	0.00	0.00	69,232.32	0.00	69,232.32	0.00
M6	10,504,000.00	5.78000%	5.96500%	33 / 360	55,653.69	0.00	0.00	0.00	55,653.69	0.00	55,653.69	0.00
M7	10,504,000.00	6.27000%	6.45500%	33 / 360	60,371.74	0.00	0.00	0.00	60,371.74	0.00	60,371.74	0.00
M8	5,447,000.00	6.87000%	7.05500%	33 / 360	34,302.48	0.00	0.00	0.00	34,302.48	0.00	34,302.48	0.00
M9	10,504,000.00	7.56783%	7.56783%	33 / 360	75,296.17	0.00	0.00	0.00	75,296.17	0.00	75,296.17	0.00
M10	9,337,000.00	7.56783%	7.56783%	33 / 360	71,210.19	0.00	0.00	0.00	71,210.19	0.00	71,210.19	0.00
P	100.00	0.00000%	0.00000%	30 / 360	236,640.46	0.00	0.00	0.00	236,640.46	0.00	236,640.46	0.00
X	14,783,440.95	1.00959%	0.00000%	30 / 360	1,760,167.25	2,240.39	0.00	0.00	1,762,407.64	0.00	1,647,617.30	114,790.34
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	703,904,999.25				5,518,518.31	2,240.39	0.00	0.00	5,520,758.70	0.00	5,405,968.36	114,790.34

Reports Available at www.sf.citidirect.com	Page 4 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Principal Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	438,787,000.00	385,239,671.45	10,380,457.79	0.00	0.00	0.00	374,859,213.66	0.00
IIA1	105,043,000.00	84,419,786.85	4,004,697.26	0.00	0.00	0.00	80,415,089.59	0.00
IIA2	24,118,000.00	24,118,000.00	0.00	0.00	0.00	0.00	24,118,000.00	0.00
IIA3	40,466,000.00	40,466,000.00	0.00	0.00	0.00	0.00	40,466,000.00	0.00
IIA4	6,266,000.00	6,266,000.00	0.00	0.00	0.00	0.00	6,266,000.00	0.00
M1	35,013,000.00	35,013,000.00	0.00	0.00	0.00	0.00	35,013,000.00	0.00
M2	24,898,000.00	24,898,000.00	0.00	0.00	0.00	0.00	24,898,000.00	0.00
M3	15,173,000.00	15,173,000.00	0.00	0.00	0.00	0.00	15,173,000.00	0.00
M4	14,005,000.00	14,005,000.00	0.00	0.00	0.00	0.00	14,005,000.00	0.00
M5	13,227,000.00	13,227,000.00	0.00	0.00	0.00	0.00	13,227,000.00	0.00
M6	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M7	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M8	5,447,000.00	5,447,000.00	0.00	0.00	0.00	0.00	5,447,000.00	0.00
M9	10,504,000.00	10,504,000.00	0.00	0.00	0.00	0.00	10,504,000.00	0.00
M10	9,337,000.00	9,337,000.00	0.00	0.00	0.00	0.00	9,337,000.00	0.00
P	100.00	100.00	0.00	0.00	0.00	0.00	100.00	0.00
X	14,783,741.00	14,783,440.95	0.00	0.00	0.00	0.00	14,783,440.95	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	778,075,841.00	703,904,999.25	14,385,155.05	0.00	0.00	0.00	689,519,844.20	0.00

Reports Available at www.sf.citidirect.com	Page 5 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Reconciliation Detail

SOURCE OF FUNDS
Interest Funds Available
Scheduled Interest	5,054,518.59
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	(1,289.96)
Interest Adjustments	0.00
Total Interest Funds Available:		5,053,228.63
Principal Funds Available
Scheduled Principal	302,607.64
Curtailments	817,532.73
Prepayments in Full	13,265,014.68
Net Liquidation Proceeds	(103,684.07)
Adjustment Principal	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		14,281,470.98
Other Funds Available
Swap Amount	403,844.42
Prepayment Charges	236,640.46
Other Charges	0.00
Total Other Funds Available:		640,484.88
Total Funds Available		19,975,184.49

ALLOCATION OF FUNDS
Scheduled Fees
Credit Risk Manager Fee	8,212.22
Master Servicing Fee	0.00
Servicing Fee	175,848.86
Trustee Fee	0.00
Total Scheduled Fees:		184,061.08
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	5,405,968.36
Principal Distribution	14,385,155.05
Total Distribution to Certificateholders:		19,791,123.41
Total Funds Allocated		19,975,184.49

Reports Available at www.sf.citidirect.com	Page 6 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	555,426,666.34	501,879,175.56	491,519,784.84

Loan Count	3,387	3,133	3,085

Weighted Average Coupon Rate (WAC)	8.726134%	8.735172%	8.731258%

Net Weighted Average Coupon Rate (Net WAC)	8.426134%	8.435172%	8.431258%

Weighted Average Remaining Term (WART in months)	0	350	349

AVAILABLE PRINCIPAL

Scheduled Principal	221,864.14
Curtailments	373,564.28
Prepayments in Full	9,763,962.30
Net Liquidation Proceeds	(53,752.29)
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	10,305,638.43

Current Realized Losses	53,752.29
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	53,752.29

AVAILABLE INTEREST

Scheduled Interest		3,653,334.13

	Supplemental Interest Trust Amount	403,844.42
Less:	Servicing Fee	125,469.79
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	1,289.96
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		3,930,418.80

Reports Available at www.sf.citidirect.com	Page 7 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	222,649,174.69	202,025,823.72	198,000,059.39

Loan Count	734	684	675

Weighted Average Coupon Rate (WAC)	8.360273%	8.348795%	8.352598%

Net Weighted Average Coupon Rate (Net WAC)	8.060273%	8.048795%	8.052598%

Weighted Average Remaining Term (WART in months)	0	350	349

AVAILABLE PRINCIPAL

Scheduled Principal	80,743.50
Curtailments	443,968.45
Prepayments in Full	3,501,052.38
Net Liquidation Proceeds	(49,931.78)
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	3,975,832.55

Current Realized Losses	49,931.78
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	49,931.78

AVAILABLE INTEREST

Scheduled Interest		1,401,184.46

Less:	Servicing Fee	50,379.07
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,350,805.39

Reports Available at www.sf.citidirect.com	Page 8 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	778,075,841.03	703,904,999.28	689,519,844.23

Loan Count	4,121	3,817	3,760

Weighted Average Coupon Rate (WAC)	8.621442%	8.624279%	8.625626%

Net Weighted Average Coupon Rate (WAC)	8.321442%	8.324279%	8.325626%

Weighted Average Remaining Term (WART in months)	0	350	349

AVAILABLE PRINCIPAL

Scheduled Principal	302,607.64
Curtailments	817,532.73
Prepayments in Full	13,265,014.68
Net Liquidation Proceeds	(103,684.07)
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	14,281,470.98

Current Realized Losses	103,684.07
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	103,684.07

AVAILABLE INTEREST

Scheduled Interest		5,054,518.59

	Supplemental Interest Trust Amount	403,844.42
Less:	Servicing Fee	175,848.86
	Master Servicing Fee	0.00
	Insurance Fee	0.00
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	1,289.96
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,281,224.19

Reports Available at www.sf.citidirect.com	Page 9 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information

GROUP 1
	Less Than 31 Days	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance		21,648,704.80	8,090,800.71	8,373,732.66	38,113,238.17
Percentage of Total Pool Balance		4.4044%	1.6461%	1.7036%	7.7542%
Number of Loans		137	52	59	248
Percentage of Total Loans		4.4408%	1.6856%	1.9125%	8.0389%
Bankruptcy
Scheduled Principal Balance	73,791.63	0.00	283,731.40	1,084,810.55	1,442,333.58
Percentage of Total Pool Balance	0.0150%	0.0000%	0.0577%	0.2207%	0.2934%
Number of Loans	1	0	1	9	11
Percentage of Total Loans	0.0324%	0.0000%	0.0324%	0.2917%	0.3566%
Foreclosure
Scheduled Principal Balance	157,954.38	976,623.77	5,436,672.64	17,610,752.98	24,182,003.77
Percentage of Total Pool Balance	0.0000%	0.1987%	1.1061%	3.5829%	4.9198%
Number of Loans	1	3	31	88	123
Percentage of Total Loans	0.0324%	0.0972%	1.0049%	2.8525%	3.9870%
REO
Scheduled Principal Balance		0.00	0.00	705,409.92	705,409.92
Percentage of Total Pool Balance		0.0000%	0.0000%	0.1435%	0.1435%
Number of Loans		0	0	5	5
Percentage of Total Loans		0.0000%	0.0000%	0.1621%	0.1621%
Total
Scheduled Principal Balance	231,746.01	22,625,328.57	13,811,204.75	27,774,706.11	64,442,985.44
Percentage of Total Pool Balance	0.0471%	4.6031%	2.8099%	5.6508%	13.1110%
Number of Loans	2	140	84	161	387
Percentage of Total Loans	0.0648%	4.5381%	2.7229%	5.2188%	12.5446%

Principal and Interest Advance Required and Received		3,549,366.20

Reports Available at www.sf.citidirect.com	Page 10 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information

GROUP 2
	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance	7,099,063.45	4,127,309.00	4,834,060.34	16,060,432.79
Percentage of Total Pool Balance	3.5854%	2.0845%	2.4414%	8.1113%
Number of Loans	24	13	17	54
Percentage of Total Loans	3.5556%	1.9259%	2.5185%	8.0000%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	423,929.15	423,929.15
Percentage of Total Pool Balance	0.0000%	0.0000%	0.2141%	0.2141%
Number of Loans	0	0	1	1
Percentage of Total Loans	0.0000%	0.0000%	0.1481%	0.1481%
Foreclosure
Scheduled Principal Balance	492,799.75	2,748,510.74	8,196,983.49	11,438,293.98
Percentage of Total Pool Balance	0.2489%	1.3881%	4.1399%	5.7769%
Number of Loans	1	9	20	30
Percentage of Total Loans	0.1481%	1.3333%	2.9630%	4.4444%
REO
Scheduled Principal Balance	0.00	0.00	139,121.84	139,121.84
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0703%	0.0703%
Number of Loans	0	0	1	1
Percentage of Total Loans	0.0000%	0.0000%	0.1481%	0.1481%
Total
Scheduled Principal Balance	7,591,863.20	6,875,819.74	13,594,094.82	28,061,777.76
Percentage of Total Pool Balance	3.8343%	3.4726%	6.8657%	14.1726%
Number of Loans	25	22	39	86
Percentage of Total Loans	3.7037%	3.2593%	5.7778%	12.7407%

Principal and Interest Advance Required and Received	1,388,774.17

Reports Available at www.sf.citidirect.com	Page 11 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Delinquency Information

GROUP TOTALS
	Less Than 31 Days	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance		28,747,768.25	12,218,109.71	13,207,793.00	54,173,670.96
Percentage of Total Pool Balance		4.1692%	1.7720%	1.9155%	7.8567%
Number of Loans		161	65	76	302
Percentage of Total Loans		4.2819%	1.7287%	2.0213%	8.0319%
Bankruptcy
Scheduled Principal Balance	73,791.63	0.00	283,731.40	1,508,739.70	1,866,262.73
Percentage of Total Pool Balance	0.0107%	0.0000%	0.0411%	0.2188%	0.2707%
Number of Loans	1	0	1	10	12
Percentage of Total Loans	0.0266%	0.0000%	0.0266%	0.2660%	0.3191%
Foreclosure
Scheduled Principal Balance	157,954.38	1,469,423.52	8,185,183.38	25,807,736.47	35,620,297.75
Percentage of Total Pool Balance	0.0000%	0.2131%	1.1871%	3.7429%	5.1660%
Number of Loans	1	4	40	108	153
Percentage of Total Loans	0.0266%	0.1064%	1.0638%	2.8723%	4.0691%
REO
Scheduled Principal Balance		0.00	0.00	844,531.76	844,531.76
Percentage of Total Pool Balance		0.0000%	0.0000%	0.1225%	0.1225%
Number of Loans		0	0	6	6
Percentage of Total Loans		0.0000%	0.0000%	0.1596%	0.1596%
Total
Scheduled Principal Balance	231,746.01	30,217,191.77	20,687,024.49	41,368,800.93	92,504,763.20
Percentage of Total Pool Balance	0.0336%	4.3824%	3.0002%	5.9997%	13.4158%
Number of Loans	2	165	106	200	473
Percentage of Total Loans	0.0532%	4.3883%	2.8191%	5.3191%	12.5798%

Principal and Interest Advance Required and Received		4,938,140.37

Reports Available at www.sf.citidirect.com	Page 12 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Standard Prepayment and Default Information

Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
27-Aug-2007	10.50	689,519,844.23	302,607.64	14,082,547.41	0.00	2.001%	21.543%	1,026%	0.000%	0.000%	0%
25-Jul-2007	9.50	703,904,999.28	304,507.33	8,536,181.46	0.00	1.198%	13.467%	709%	0.000%	0.000%	0%
25-Jun-2007	8.50	712,745,688.07	307,980.97	13,291,376.61	0.00	1.831%	19.886%	1,169%	0.000%	0.000%	0%
25-May-2007	7.50	726,345,045.65	312,089.21	13,734,955.64	0.00	1.856%	20.132%	1,341%	0.000%	0.000%	0%
25-Apr-2007	6.50	740,392,090.50	313,535.10	11,443,825.98	0.00	1.522%	16.811%	1,293%	0.000%	0.000%	0%
26-Mar-2007	5.51	752,149,451.58	316,446.69	12,971,283.21	0.00	1.695%	18.550%	1,684%	0.000%	0.000%	0%
26-Feb-2007	4.51	765,437,181.48	319,501.64	12,319,157.91	0.00	1.584%	17.436%	1,933%	0.000%	0.000%	0%
SMM	(Single Month Mortality) = (Beginning Balance - Ending Balance - Scheduled Principal) / (Beginning Balance - Scheduled Principal)	MDR	(Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR	(Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR	(Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA	(Public Securities Association) = CPR / (min(.2% * Age, 6%))	SDA	(Standard Default Assumption) = CDR / (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	Page 13 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Credit Enhancement

GROUP TOTALS
Required Overcollateralization Amount		14,783,440.98	2.1440%
Prior Overcollateralization Amount		14,783,440.98
Overcollateralization Decrease due to Realized Losses		(103,684.07)
Overcollateralization Deficiency Amount	103,684.07
Excess Spread Available for Overcollateralization Increase	1,260,850.98
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	14,281,470.98
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		14,783,440.98	2.1440%

Senior Enhancement Percentage			23.6970%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in December 2009 passed or have the Senior Notes paid down to their target percentage?)
Senior Notes Credit Enhancement Percentage	21.6107%
Senior Notes Credit Enhancement Target Percentage	42.0000%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Loss Trigger Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	6.6816%
Target Percentage	8.2337%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0003%
Target Percentage	8.5000%

Reports Available at www.sf.citidirect.com	Page 14 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds
Group 1 Interest Remittance Funds		3,526,574.38
Group 1 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	3,526,574.38
Class I-A Senior Interest Payment Interest	(1,928,124.56)	1,598,449.82

Group 2 Interest Remittance Funds		1,350,805.39
Group 2 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	1,350,805.39
Class II-A1, II-A2, II-A3, II-A4 Current and Carryforward Interest	(770,327.86)	580,477.53

Group 1 & 2 Interest Remittance Funds		2,178,927.35
Group 1 & 2 Remaining Senior Interest Payments	0.00	2,178,927.35
Class M Interest Payment Amount	(814,392.30)	1,364,535.05

Group 1 Principal Payment Amount		10,380,457.79
Group 1 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	10,380,457.79
Group I-A, the Group 1 Principal Payment Amount	(10,380,457.79)	0.00

Group 2 Principal Payment Amount		4,004,697.26
Group 2 Percentage of the Net Swap Payment owed to the Swap Counterparty	0.00	4,004,697.26
Group 2 Certificates, the Group 1 Principal Payment Amount	(4,004,697.26)	0.00

Remaining Principal Payment Amount		0.00
Class M-1, the Class Principal Amount	0.00	0.00
Class M-2, the Class Principal Amount	0.00	0.00
Class M-3, the Class Principal Amount	0.00	0.00
Class M-4, the Class Principal Amount	0.00	0.00
Class M-5, the Class Principal Amount	0.00	0.00
Class M-6, the Class Principal Amount	0.00	0.00
Class M-7, the Class Principal Amount	0.00	0.00
Class M-8, the Class Principal Amount	0.00	0.00
Class M-9, the Class Principal Amount	0.00	0.00
Class M-10, the Class Principal Amount	0.00	0.00

Remaining Funds		1,260,850.98
Class A Certificates, any remaining Senior Interest Payment	0.00	1,260,850.98

Reports Available at www.sf.citidirect.com	Page 15 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Class M Certificates, any Interest Payment Amount and Interest Carryforward Amount	0.00	1,260,850.98
Excess Reserve Fund Account, any Basis Risk Payment	(8,865.88)	1,251,985.10
Credit Risk Manager, the Credit Risk Manager Fee	(8,212.22)	1,243,772.88
Swap Counterparty, the Swap Termination Payment	0.00	1,243,772.88
Class X, the Class X Distributable Amount	(1,243,772.88)	0.00
Class R, any remaining Amount	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 16 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Other Information

Excess Reserve Fund
Beginning Balance	1,000.00
Deposits	8,865.88
Withdrawals	8,865.88
Ending Balance	1,000.00

Supplemental Interest Trust Fund
Beginning Balance	1,000.00
Deposits	403,844.42
Withdrawals	403,844.42
Ending Balance	1,000.00

Final Maturity Reserve Trust
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Current Libor	5.320000%
Next Libor	5.505000%

Reports Available at www.sf.citidirect.com	Page 17 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Basis Risk Shortfall Amounts (Amounts include prior month's unpaid)
Class 1A Basis Risk Shortfall Amount	0.00
Class 2A1 Basis Risk Shortfall Amount	0.00
Class 2A2 Basis Risk Shortfall Amount	0.00
Class 2A3 Basis Risk Shortfall Amount	0.00
Class 2A4 Basis Risk Shortfall Amount	0.00
Class M-1 Basis Risk Shortfall Amount	0.00
Class M-2 Basis Risk Shortfall Amount	0.00
Class M-3 Basis Risk Shortfall Amount	0.00
Class M-4 Basis Risk Shortfall Amount	0.00
Class M-5 Basis Risk Shortfall Amount	0.00
Class M-6 Basis Risk Shortfall Amount	0.00
Class M-7 Basis Risk Shortfall Amount	0.00
Class M-8 Basis Risk Shortfall Amount	0.00
Class M-9 Basis Risk Shortfall Amount	2,428.09
Class M-10 Basis Risk Shortfall Amount	6,437.79

Unpaid Basis Risk Shortfall Amounts
Class 1A Unpaid Basis Risk Shortfall Amount	0.00
Class 2A1 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A2 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A3 Unpaid Basis Risk Shortfall Amount	0.00
Class 2A4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-1 Unpaid Basis Risk Shortfall Amount	0.00
Class M-2 Unpaid Basis Risk Shortfall Amount	0.00
Class M-3 Unpaid Basis Risk Shortfall Amount	0.00
Class M-4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-5 Unpaid Basis Risk Shortfall Amount	0.00
Class M-6 Unpaid Basis Risk Shortfall Amount	0.00
Class M-7 Unpaid Basis Risk Shortfall Amount	0.00
Class M-8 Unpaid Basis Risk Shortfall Amount	0.00
Class M-9 Unpaid Basis Risk Shortfall Amount	0.00
Class M-10 Unpaid Basis Risk Shortfall Amount	0.00

Net Derivative Payment to the Supplemental Interest Trust Pursuant to Sec.4.02	403,844.42
Net Derivative Payment to the Derivative Counterparty Pursuant to Sec.4.02	0.00
Swap or Cap Termination Payment to the Supplemental Interest Trust Pursuant to Sec.4.02	0.00
Swap or Cap Termination Payment to the Swap Counterparty Pursuant to Sec.4.02	0.00

Reports Available at www.sf.citidirect.com	Page 18 of 19	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/20/2007	HSI Asset Corporation Trust Mortgage Pass-Through Certificates Series 2007-OPT1

Loan Level Detail

LIQUIDATION LOSS DETAIL
Loan Number	Prior Loan Status	Next Due Date at Liquidation	Original Principal Balance	Unpaid Principal Balance at Liquidation	Scheduled Principal Balance at Liquidation	Realized Loss Amount	Loss Severity
Group 1
0000000000829158	REO	02/01/2007	127,920.00	127,748.46	127,392.32	730.40	0.573%
0000000000829865	REO	02/01/2007	232,000.00	231,885.60	231,648.17	53,021.89	22.889%
SUBTOTAL			359,920.00	359,634.06	359,040.49	53,752.29	14.971%
Group 2
0000000000830239	REO	02/01/2007	512,000.00	511,139.34	509,791.91	49,931.78	9.795%

TOTALS			871,920.00	870,773.40	868,832.40	103,684.07	11.934%

REO DETAIL
Loan Number	Group No.	REO Acquisition Date	Original Principal Balance	Unpaid Principal Balance at Acquisition	Current Scheduled Principal Balance	REO Book Value
0000000000829672	1	Not Available	116,800.00	Not Available	116,549.39	Not Available
0000000000830149	1	Not Available	356,250.00	Not Available	354,165.99	Not Available
0000000000830688	1	Not Available	100,800.00	Not Available	100,345.57	Not Available
0000000000830701	1	Not Available	65,431.00	Not Available	65,215.79	Not Available
0000000000830814	1	Not Available	69,350.00	Not Available	69,133.18	Not Available
SUBTOTAL			708,631.00	Not Available	705,409.92	Not Available
0000000000830025	2	Not Available	139,954.00	Not Available	139,121.84	Not Available
SUBTOTAL			139,954.00	Not Available	139,121.84	Not Available
TOTALS			848,585.00	Not Available	844,531.76	Not Available

Reports Available at www.sf.citidirect.com	Page 19 of 19	© Copyright 2007 Citigroup